Related Party Transaction (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Related Party Transactions [Abstract]
Director consulting fee	$ 0	$ 0	$ 0	$ 0	$ 260,396	$ 232,961
Stock option	22,500		60,000
Term			10 years